Employee Benefits (Detail Textuals) (USD $)	1 Months Ended	12 Months Ended
	Jul. 31, 2010	Dec. 31, 2014	Dec. 31, 2013
Employee Benefits Disclosure [Line Items]
Deferred compensation amount		$ 4,252,720	$ 3,999,371
Purchase of shares for ESOP	41,614
Price paid per share	$ 10
Common stock acquired by the ESOP	416,140
ESOP compensation expense		80,978	70,448
Deferred Compensation Plan
Employee Benefits Disclosure [Line Items]
Deferred compensation amount		2,451,200	2,374,940
Compensation expense		140,714	139,308
Deferred compensation agreements
Employee Benefits Disclosure [Line Items]
Deferred compensation amount		1,801,520	1,624,431
Compensation expense		241,745	302,138
Deferred compensation discount rate		4.75%
401(k) Plan
Employee Benefits Disclosure [Line Items]
Contribution by employer		$ 232,567	$ 224,099
Annual interest rate		1.85%
401(k) Plan | Minimum
Employee Benefits Disclosure [Line Items]
Annual interest rate			1.85%
401(k) Plan | Maximum
Employee Benefits Disclosure [Line Items]
Annual interest rate			2.00%